Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Basel Regulatory Capital
Table 97: Basel Regulatory Capital (a)

	Amount		Ratios
December 31					"Well Capitalized" Requirements
Dollars in millions	2016	2015	2016	2015
Risk-based capital
Common equity Tier 1
PNC	$31,799	$31,493	10.6%	10.6%	N/A
PNC Bank	$27,896	$27,484	9.7%	9.7%	6.5%
Tier 1
PNC	$36,101	$35,522	12.0%	12.0%	6.0%
PNC Bank	$29,495	$29,425	10.2%	10.4%	8.0%
Total
PNC	$43,016	$43,260	14.3%	14.6%	10.0%
PNC Bank	$35,842	$36,482	12.4%	12.9%	10.0%
Leverage
PNC	$36,101	$35,522	10.1%	10.1%	N/A
PNC Bank	$29,495	$29,425	8.6%	8.7%	5.0%
(a)			Calculated using the Transitional Basel III regulatory capital methodology applicable to us during both 2016 and 2015.